Income tax incurred and deferred: Temporary differences (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax:
Deferred tax assets	$ 264,283	$ 260,202
Deferred tax liabilities	(3,308,915)	(3,425,347)
Deferred income tax liability - Net	(3,044,632)	(3,165,145)	$ (3,004,584)
Temporary differences
Income tax:
Deferred tax assets	57,201	31,019
Fair Value of Long term Debt
Income tax:
Deferred tax assets	149,120	162,574
Allowance for doubtful accounts [member]
Income tax:
Deferred tax assets	57,962	66,609
Deferred income tax liability - Net	57,962	66,609	$ 34,296
Fixed and intangible assets
Income tax:
Deferred tax liabilities	(3,111,403)	(3,198,632)
Temporary assets
Income tax:
Deferred tax liabilities	(197,104)	(226,106)
Amortization of expenses
Income tax:
Deferred tax liabilities	(408)	(609)
Colombia (Airplan) | Fixed and intangible assets
Income tax:
Deferred tax liabilities	(587,845)	(647,571)
Puerto Rico (Aerostar) | Fixed and intangible assets
Income tax:
Deferred tax liabilities	$ (1,100,265)	$ (1,032,799)